Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	₱ 46,130	₱ 56,858
Additional impairment (Note 4)	111	5,633	₱ 21,524
Balance at end of the year	55,427	46,130	56,858
Impairment Allowance
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	4,118	1,892
Additional impairment (Note 4)	172	2,223
Translation and other adjustments	(1,781)	3
Balance at end of the year	₱ 2,509	₱ 4,118	₱ 1,892